ACCOUNTING POLICIES - Allowance for Credit Losses (Details)	12 Months Ended
Dec. 31, 2025 analyst
Mortgage
Schedule of Held-to-Maturity Securities [Line Items]
Number of analysts used in forecast	50
R&S forecast period	1 year
Average unemployment rate, term	75 years
Loss given default forecast period	2 years
Reversion period	2 years
Installment
Schedule of Held-to-Maturity Securities [Line Items]
Number of analysts used in forecast	50
R&S forecast period	1 year
Average unemployment rate, term	75 years